Long-Term Debt (Tables) - Southland Holdings [Member]	12 Months Ended
Dec. 31, 2022
Schedule of long term debt and credit facilities

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Secured notes	$177,914	$215,622
Mortgage notes	901	1,089
Revolving credit facility	95,000	20,000
Equipment notes	31	540
Total debt	273,846	237,251
Unamortized deferred financing costs	(246)	(321)
Total debt, net	273,600	236,930
Current portion	46,322	41,333
Total long-term debt	$227,278	195,597

Schedule of maturities of long term debt

Year Ended
(Amounts in thousands)	December 31,
2023	$46,322
2024	138,428
2025	50,348
2026	26,272
2027	1,447
Thereafter	11,029
Total	$273,846